Credit Facilities - Long-term loan bank (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Line of Credit Facility [Line Items]
Interest expense	$ 841,130	$ 1,282,291	$ 667,748
Interest expense of loans - related parties	$ 11,403	0	0
Chongqing Dadukou Rongxing Village & Township Bank
Line of Credit Facility [Line Items]
Weighted average interest rate	12.00%
Long term bank loan	$ 866,231	981,502
Interest expense	823,551	$ 1,243,708	$ 632,160
Interest expense of loans - related parties	$ 11,403